Reporting Segments - Schedule of Income (Detail) $ in Millions, in Millions	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2020 CLP ($)	Jun. 30, 2020 CLP ($)	Sep. 30, 2020 CLP ($)	Dec. 31, 2020 CLF ( )	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Disclosure of geographical areas [line items]
Net interest income					$ 866,437	$ 900,418	$ 887,663
Fee and commission income and (expense)					140,999	174,404	186,129
Net income from financial operations					110,887	143,634	172,755
Net foreign exchange gain (loss)					(74,464)	27,626	(17,965)
Other operating income					65,578	44,972	26,656
Provision for loan losses					(466,230)	(382,678)	(279,798)
NET OPERATING PROFIT					643,207	908,376	975,440
Depreciation and amortization					(126,444)	(127,166)	(86,817)
Operating expenses					(1,455,334)	(609,367)	(654,710)
TOTAL OPERATING INCOME (LOSS)					(938,571)	171,843	233,913
Income (loss) from investment in associates					(2,794)	532
Income taxes					115,210	(47,853)	(67,059)
TOTAL CONSOLIDATED INCOME FOR THE YEAR					(826,155)	124,522	166,854
Impairment loss	$ 765,736		$ (731,189)		814,879
Goodwill impairment					651,825
Impairment loss recognised in profit or loss, intangible assets other than goodwill					765,736
Softwares and Licenses [Member]
Disclosure of geographical areas [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill					38,849
Chile [member]
Disclosure of geographical areas [line items]
Net interest income					626,214	614,186	614,685
Fee and commission income and (expense)					108,140	138,007	149,673
Net income from financial operations					25,031	152,600	128,264
Net foreign exchange gain (loss)					(20,491)	(24,389)	5,726
Other operating income					16,588	20,460	14,337
Provision for loan losses					(310,429)	(295,116)	(127,804)
NET OPERATING PROFIT					445,053	605,748	784,881
Depreciation and amortization					(96,117)	(86,593)	(53,544)
Operating expenses					(896,152)	(394,271)	(442,943)
TOTAL OPERATING INCOME (LOSS)					(547,216)	124,884	288,394
Income (loss) from investment in associates					(2,794)	800
Income taxes					73,965	(33,393)	(85,269)
TOTAL CONSOLIDATED INCOME FOR THE YEAR					(476,045)	92,291	203,125
Goodwill impairment		$ 412,356			412,356
Impairment loss recognised in profit or loss, intangible assets other than goodwill					412,356
Chile [member] | Softwares and Licenses [Member]
Disclosure of geographical areas [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill					34,524
Chile [member] | Fixed assets [member]
Disclosure of geographical areas [line items]
Impairment					10,294
Colombia [member]
Disclosure of geographical areas [line items]
Net interest income					240,223	286,232	272,978
Fee and commission income and (expense)					32,859	36,397	36,456
Net income from financial operations					85,856	(8,966)	44,491
Net foreign exchange gain (loss)					(53,973)	52,015	(23,691)
Other operating income					48,990	24,512	12,319
Provision for loan losses					(155,801)	(87,562)	(151,994)
NET OPERATING PROFIT					198,154	302,628	190,559
Depreciation and amortization					(30,327)	(40,573)	(33,273)
Operating expenses					(559,182)	(215,096)	(211,767)
TOTAL OPERATING INCOME (LOSS)					(391,355)	46,959	(54,481)
Income (loss) from investment in associates						(268)
Income taxes					41,245	(14,460)	18,210
TOTAL CONSOLIDATED INCOME FOR THE YEAR					(350,110)	$ 32,231	$ (36,271)
Goodwill impairment		239,469			239,469
Impairment loss recognised in profit or loss, intangible assets other than goodwill		$ 113,911		113,911	353,380
Colombia [member] | Softwares and Licenses [Member]
Disclosure of geographical areas [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill					$ 4,325